Expense Example - Invesco VI American Franchise Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	88	274	477	1,061	113	353	612	1,352